Chapter 11 Proceedings - Schedule of Reorganization Items (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Reorganizations [Abstract]
Professional and advisory fees	$ (9)	$ (187)	$ 0	$ (66)
New investor commitment fees	0	0	0	(53)
Loss on Newbuilding global settlement claim	0	0	0	(1,064)
Loss on other pre-petition allowed claims	0	0	0	(3)
Gain on liabilities subject to compromise	0	2,958	0	0
Fresh start valuation adjustments	0	(6,142)	0	0
Write-off of debt issuance costs	0	0	0	(66)
Reversal of credit risk on derivatives	0	0	0	(89)
Interest income on surplus cash invested	0	6	0	4
Reorganization items, net	$ (9)	$ (3,365)	$ 0	$ (1,337)